Stock-Based Compensation Plans (Tables)	9 Months Ended
Sep. 30, 2020
Share-based Payment Arrangement [Abstract]
Summary of the Assumption Used in Determining the Fair Value of Stock Options

A summary of the assumptions used in determining the fair value of stock options follows:

Nine months ended September 30, 2020
Expected volatility	27%
Expected option life in years	6.25
Expected dividend yield	0.08%
Risk-free interest rate	1.19%
Weighted-average fair value of stock options	$3.80

Summary of Stock Option Activity

A summary of stock option activity follows:

	Options	Weighted-average exercise price per option	Weighted-average remaining contractual life in years	Aggregate intrinsic value(1)
Outstanding at January 1, 2020	—	$—	—	$—
Granted	7,269,365	11.77	9.43	—
Exercised	—	—	—	—
Forfeited and canceled	(300,325)	11.91	—	—
Outstanding at September 30, 2020	6,969,040	11.77	9.43	$12.5
(1)

The aggregate intrinsic value in the table above represents the difference between the Company’s most recent valuation and the exercise price of each in-the-money option on the last day of the period presented.

Summary of RSU Activity

A summary of the RSU activity through September 30, 2020 follows:

	Restricted stock units	Weighted-average fair value per unit
Outstanding at January 1, 2020	—	$—
Granted	3,915,150	11.86
Exercised	—	—
Forfeited and canceled	(25,293)	8.50
Outstanding at September 30, 2020	3,889,857	11.88